Financial - risk management objectives and policies - Changes in copper price (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial risk management [Line Items]
10% increase in future copper prices	$ 66,003	$ 58,032	$ 56,122
10% decrease in future copper prices	66,003	58,032	56,122
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Financial risk management [Line Items]
10% increase in future copper prices	91,734	123,181	140,420
10% decrease in future copper prices	$ 91,734	$ (123,181)	$ (140,420)